Accounts Receivable, Net	12 Months Ended
Mar. 31, 2025
Accounts Receivable, Net [Abstract]
Accounts Receivable, Net

Note 6 — Accounts receivable, net

As of March 31, 2025 and 2024, accounts receivables comprised of the following:

	March 31,	March 31,
	2025	2024

Receivables from console game and console game code	$23,121,281	$15,123,775
Receivables from game publishing	2,604,231	2,282,228
Receivables from advertising service	285,127	332,540
Less: Allowance for credit loss	(248,956)	(325,457)
Accounts receivable, net	$25,761,683	$17,413,086

Movement of credit loss for the years ended March 31, 2025, 2024, and 2023 are as follows:

	March 31, 2025	March 31, 2024	March 31, 2023

Beginning balance	$325,457	$55,533	$12,588
(Recovery) Addition	(76,725)	277,273	42,878
Write-off	-	-	(1,521)
Translation adjustment	224	(7,349)	1,588
Ending balance	$248,956	$325,457	$55,533